Reverse recapitalization (Details Narrative) kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Millions			6 Months Ended		12 Months Ended
		Jun. 08, 2026 USD ($) $ / shares	Jun. 30, 2026 SEK (kr)	Jun. 30, 2025 SEK (kr)	Dec. 31, 2025 SEK (kr) kr / shares	Dec. 31, 2024 SEK (kr)
IfrsStatementLineItems [Line Items]
Equity value			kr 311,110	kr 93,288	kr 758,428	kr 309,516
Ordinary shares per shares | kr / shares					kr 0.004585
Reverse recapitalization cash			1,768,521
Proceeds for retained net			8,579
Issuance of shares in Reverse Recapitalization, net			357,406
Convertible debenture			240,297	kr 797,832	kr 797,808
Share premium			6,321,352		kr 5,337,111	kr 3,749,843
Professional services			202,912
Listing expense			636,267
Legal to three shareholders [member]
IfrsStatementLineItems [Line Items]
Proceeds for retained net			8,579
Issuance of shares in Reverse Recapitalization, net			357,406
Convertible debenture			235,585
Conversion expenses			4,712
Share capital			11
Share premium			240,286
Professional services			202,912
Listing expense	[1]		636,267
Associated expenses			kr 839,179
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Equity value | $		$ 1,350.0
Ordinary shares per shares | $ / shares		$ 10.90

[1]	The listing expense of SEK 636,267 thousand has been recognized in the condensed consolidated interim statement of comprehensive loss as part of general and administrative expenses within operating loss, separate from financial income/expense items. The listing expense recognized is a non-cash charge.